Note 5 - Segment Information (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Statement Line Items [Line Items]
Number of operating segment	1
Total revenue	€ 229	€ 16	€ 0
Integration of solar technology [member] | Germany 1 [member]
Statement Line Items [Line Items]
Total revenue	35	2
Integration of solar technology [member] | Switzerland [member]
Statement Line Items [Line Items]
Total revenue	22
Integration of solar technology [member] | Sweden [member]
Statement Line Items [Line Items]
Total revenue	51
Integration of solar technology [member] | France [member]
Statement Line Items [Line Items]
Total revenue	€ 65	€ 0